Significant Concentrations of Credit Risk - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Japan USD ($)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2011 U.S. USD ($)	Mar. 31, 2011 U.S. JPY (¥)	Mar. 31, 2010 U.S. JPY (¥)	Mar. 31, 2011 Real Estate Investment	Mar. 31, 2010 Real Estate Investment
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of consolidated total assets	No concentration with a single obligor exceeded 1% of consolidated total assets
Credit exposures on a geographic basis			$ 58,378	¥ 4,854,000	¥ 4,809,000	$ 12,040	¥ 1,001,000	¥ 387,000
Concentration risk , percentage			76.00%	76.00%	85.00%				12.70%	14.40%